Digital Currencies - Schedule of Continuity of Digital Currencies (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Schedule of Continuity of Digital Currencies [Line Items]
Beginning balance, Amount		$ 822,884	$ 2,800,657		$ 33,491,986
Bitcoin mined, Amount		10,318,500	18,128,241	[1]	24,190,059	[1]
Bitcoin received from colocation services, Amount	[2]	9,377,476	185,819
Bitcoin received for electricity sales, Amount	[2]	2,003,106	538,197
Bitcoin remitted to Northern Data, Amount	[1]		(1,204,463)		(10,836,179)
Received from sale of property, plant and equipment, Amount					345,658
Acquisition of digital currencies, Amount					3,932,000
Digital currencies traded for cash, Amount		(18,507,626)	(19,264,980)		(16,016,280)
Digital currencies paid for services, Amount		(1,773,027)	(433,492)		(739,024)
Digital currencies for loan repayment, Amount		(273,360)	(883,622)		(11,982,320)
Gain (loss) on sale of digital currencies, Amount		1,658,772	945,536		(11,574,330)
Revaluation adjustment, Amount	[3]	898,691	10,991		(8,010,913)
Ending balance, Amount		4,525,416	822,884		$ 2,800,657
Bitcoin [Member]
Schedule of Continuity of Digital Currencies [Line Items]
Beginning balance, Number					632
Beginning balance, Amount		$ 822,884	$ 1,842,177		$ 29,770,994
Bitcoin mined, Number		188	640	[1]	832	[1]
Bitcoin mined, Amount		$ 10,318,500	$ 18,128,241	[1]	$ 24,190,059	[1]
Bitcoin received from colocation services, Number	[2]	126	6
Bitcoin received from colocation services, Amount	[2]	$ 9,377,476	$ 185,819
Bitcoin received for electricity sales, Number	[2]	33	18
Bitcoin received for electricity sales, Amount	[2]	$ 2,003,106	$ 538,197
Bitcoin remitted to Northern Data, Number	[1]		(51)		(380)
Bitcoin remitted to Northern Data, Amount	[1]		$ (1,204,463)		$ (10,836,179)
Received from sale of property, plant and equipment, Number					9
Received from sale of property, plant and equipment, Amount					$ 345,658
Acquisition of digital currencies, Number					100
Acquisition of digital currencies, Amount					$ 3,932,000
Digital currencies traded for cash, Number		(286)	(655)		(640)
Digital currencies traded for cash, Amount		$ (18,507,626)	$ (18,018,987)		$ (15,747,279)
Digital currencies paid for services, Number		(26)	(20)		(27)
Digital currencies paid for services, Amount		$ (1,773,027)	$ (433,492)		$ (739,024)
Digital currencies for loan repayment, Number		(6)	(30)		(415)
Digital currencies for loan repayment, Amount		$ (273,360)	$ (883,622)		$ (11,982,320)
Gain (loss) on sale of digital currencies, Number
Gain (loss) on sale of digital currencies, Amount		$ 1,658,772	$ 658,023		$ (11,574,330)
Revaluation adjustment, Number	[3]
Revaluation adjustment, Amount	[3]	$ 898,691	$ 10,991		$ (5,517,402)
Ending balance, Number		48	19		111
Ending balance, Amount		$ 4,525,416	$ 822,884		$ 1,842,177
Ethereum [Member]
Schedule of Continuity of Digital Currencies [Line Items]
Beginning balance, Number					1,001
Beginning balance, Amount			$ 958,480		$ 3,720,992
Bitcoin mined, Number				[1]		[1]
Bitcoin mined, Amount				[1]		[1]
Bitcoin received from colocation services, Number	[2]
Bitcoin received from colocation services, Amount	[2]
Bitcoin received for electricity sales, Number	[2]
Bitcoin received for electricity sales, Amount	[2]
Bitcoin remitted to Northern Data, Number	[1]
Bitcoin remitted to Northern Data, Amount	[1]
Received from sale of property, plant and equipment, Number
Received from sale of property, plant and equipment, Amount
Acquisition of digital currencies, Number
Acquisition of digital currencies, Amount
Digital currencies traded for cash, Number			(801)		(200)
Digital currencies traded for cash, Amount			$ (1,245,993)		$ (269,001)
Digital currencies paid for services, Number
Digital currencies paid for services, Amount
Digital currencies for loan repayment, Number
Digital currencies for loan repayment, Amount
Gain (loss) on sale of digital currencies, Number
Gain (loss) on sale of digital currencies, Amount			$ 287,513
Revaluation adjustment, Number	[3]
Revaluation adjustment, Amount	[3]				$ (2,493,511)
Ending balance, Number					801
Ending balance, Amount					$ 958,480

[1]	During the year ended December 31, 2021, the Company entered into a Miner Lease Agreement and a hosting services agreement with Northern Data, NY LLC, pursuant to which the parties have agreed to split a portion of the mining rewards received and energy costs incurred for the miners put in service pursuant to these agreements. The Miner Lease Agreement was terminated on February 15, 2023.
[2]	During the year ended December 31, 2023, the Company entered into a Mining Operations Agreement with Northern Data NY, LLC, and Colocation Services Agreements with both Corner Energy Ltd. and Bit Digital USA, Inc. Pursuant to these agreements, the parties have agreed to split a portion of the energy costs and mining rewards received incurred for the power consumed by the miners put in service at the Company’s respective sites pursuant to these agreements. As at December 31, 2024, the Company is owed $(171,344) from these parties related to these agreements (December 31, 2023 - $565,680).
[3]	Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin and Ethereum on the reporting date. As at December 31, 2024, the price of Bitcoin and Ethereum was $93,366 (December 31, 2023 - $42,244 and December 31, 2022 - $16,548) and $3,333 (December 31, 2023 - $1,674 and December 31, 2022 - $1,197) resulting in total revaluation gain of $898,691 (December 31, 2023 - gain of $10,991 and December 31, 2022 - loss of $8,010,913).